Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Tables)	12 Months Ended
Dec. 31, 2020
Reserve for Life-Contingent Contract Benefits and Contractholder Funds
Schedule of reserve for life-contingent contract benefits
As of December 31, the reserve for life-contingent contract benefits consists of the following:

($ in millions)	2020	2019
Immediate fixed annuities:
Structured settlement annuities	$7,407	$6,840
Other immediate fixed annuities	1,507	1,607
Traditional life insurance	2,650	2,552
Accident and health insurance	169	195
Other	67	78
Total reserve for life-contingent contract benefits	$11,800	$11,272

Summary of key assumptions generally used in calculating the reserve for life-contingent contract benefits
The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	Actual company experience with projected calendar year improvements	4.7%	Present value of contractually specified future benefits and expenses
Other immediate fixed annuities	Actual company experience with projected calendar year improvements	4.7%	Present value of expected future benefits and expenses
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 2.5% to 11.3%	Net level premium reserve method using the Company’s withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 7.0%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other: Variable annuity guaranteed minimum death benefits (1)	Annuity 2012 mortality table with internal modifications	Interest rate assumptions range from 1.4% to 5.8%	Projected benefit ratio applied to cumulative assessments
______________________
(1)In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively “Prudential”)
Schedule of contractholder funds
As of December 31, contractholder funds consist of the following:

($ in millions)	2020	2019
Interest-sensitive life insurance	$7,794	$7,442
Investment contracts:
Fixed annuities	8,163	8,811
Other investment contracts	524	458
Total contractholder funds	$16,481	$16,711

Schedule of key contract provisions relating to contractholder funds
The following table highlights the key contract provisions relating to contractholder funds.

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0.0% to 9.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.0% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0.5% to 7.5% for immediate annuities; (8.0)% to 9.0%for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.1% to 5.0% for all other products
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 11.0% of fixed annuities are subject to market value adjustment for discretionary withdrawals

Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable (1) and fixed annuities and secondary guarantees on interest-sensitive life insurance and fixed annuities
	Interest rates used in establishing reserves range from 1.7% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
______________________
(1)In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

Schedule of contractholder funds activity
Contractholder funds activity for the years ended December 31 is as follows:

($ in millions)	2020	2019	2018
Balance, beginning of year	$16,711	$17,470	$18,592
Deposits	818	834	863
Interest credited	574	581	597
Benefits	(733)	(769)	(810)
Surrenders and partial withdrawals	(649)	(844)	(1,095)
Contract charges	(643)	(637)	(645)
Net transfers from separate accounts	5	11	7
Reinsurance assumed from AAC	256	—	—
Other adjustments	142	65	(39)
Balance, end of year	$16,481	$16,711	$17,470

Schedule of variable annuity contracts with guarantees
The table below presents information regarding the Company’s variable annuity contracts with guarantees. The Company’s variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts’ separate accounts with guarantees.

($ in millions)	As of December 31,
	2020	2019
In the event of death
Separate account value	$3,174	$2,908
Net amount at risk (1)	$308	$373
Average attained age of contractholders	72 years	71 years
At annuitization (includes income benefit guarantees)
Separate account value	$925	$848
Net amount at risk (2)	$140	$173
Weighted average waiting period until annuitization options available	None	None
For cumulative periodic withdrawals
Separate account value	$178	$190
Net amount at risk (3)	$12	$13
Accumulation at specified dates
Separate account value	$93	$123
Net amount at risk (4)	$11	$15
Weighted average waiting period until guarantee date	3 years	4 years
____________
(1)Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

Schedule of liabilities for guarantees
The following table summarizes the liabilities for guarantees.

($ in millions)	Liability for guarantees related to death benefits and interest-sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2019	$292	$23	$103	$418
Less reinsurance recoverables	81	20	32	133
Net balance as of December 31, 2019	211	3	71	285
Incurred guarantee benefits	49	—	17	66
Paid guarantee benefits	(2)	—	—	(2)
Reinsurance assumed from AAC	2	—	—	2
Net change	49	—	17	66
Net balance as of December 31, 2020	260	3	88	351
Plus reinsurance recoverables	69	23	33	125
Balance, December 31, 2020	$329	$26	$121	$476

Balance, December 31, 2018	$307	$38	$98	$443
Less reinsurance recoverables	111	35	39	185
Net balance as of December 31, 2018	196	3	59	258
Incurred guarantee benefits	18	—	12	30
Paid guarantee benefits	(3)	—	—	(3)
Net change	15	—	12	27
Net balance as of December 31, 2019	211	3	71	285
Plus reinsurance recoverables	81	20	32	133
Balance, December 31, 2019	$292	$23	$103	$418

Reserves included in total liability balance for guarantees
The following table summarizes reserves included in total liability balance for guarantees by type of benefit as of December 31.

($ in millions)	2020	2019	2018
Variable annuity
Death benefits	$67	$78	$109
Income benefits	24	21	36
Accumulation benefits	18	18	25
Withdrawal benefits	15	14	14
Other guarantees	352	287	259
Total	$476	$418	$443